Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Interest on financing agreements	$ 56,537	$ 45,453	$ 58,379
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 12)	(10,044)	2,351	848
Amortization of debt (loan, lease & notes) issuance costs	4,918	6,511	7,815
Other bank and finance charges	1,167	1,721	2,513
Interest and finance costs	$ 52,578	$ 56,036	$ 69,555